Intangible Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets [Line Items]
Amortization expense	$ 75,701	$ 74,147	$ 60,003
Software development costs	627,954	$ 560,342
Software Development Costs [Member]
Intangible Assets [Line Items]
Software development costs	$ 75,315